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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-CE-MUNI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—158.22%
Alabama—2.40%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$2,150	$2,204,524
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,650	1,725,900
Gadsen (City of); Series 2003 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.25%	08/01/21	3,695	3,934,177
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,300	1,325,402
Huntsville (City of) — Redstone Village Special Care Facilities Financing Authority; Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,295,130
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,950	2,066,630

				12,551,763

Alaska—0.81%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	3,160	3,345,587
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	855	858,625

				4,204,212

Arizona—4.60%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,886,762
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,545	2,799,958
Series 2011 A, Ref. Sub. Highway RB	5.25%	07/01/32	2,500	2,745,675
Arizona Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,397,255
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	950,415
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	500,845
Series 2010, RB	5.13%	05/15/40	1,100	1,102,970
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,035	1,047,141
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,150	2,331,868
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,225	1,245,041
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	625	673,738
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	715	807,171
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	596,115
Series 2009, Education RB	7.13%	01/01/45	610	571,777
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,300	2,288,615
Salt River Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,050	2,238,088
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	829,188

				24,012,622

California—16.37%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, CAB Sub. Lease RB (INS-AGM) (a)(f)	0.00%	09/01/20	4,000	2,607,520
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,100	1,744,617
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	$2,000	$2,068,400
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,000	4,136,800
Series 2009 F-1, Toll Bridge RB (b)	5.00%	04/01/34	2,500	2,611,375
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,000	4,187,320
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	800	363,120
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	775	871,309
Series 2008 AE, Water RB (b)	5.00%	12/01/25	975	1,086,199
Series 2008 AE, Water RB (b)	5.00%	12/01/26	975	1,078,808
Series 2008 AE, Water RB (b)	5.00%	12/01/27	575	630,200
Series 2008 AE, Water RB (b)	5.00%	12/01/28	975	1,061,473
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,079,790
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,096,610
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	3,150	3,076,164
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	3,700	3,703,811
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,000	1,003,100
California (State of) Public Works Board (UCLA Replacement Hospitals); Series 2002 A, RB (INS-AGM) (a)	5.38%	10/01/20	1,995	2,054,132
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,800,126
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,505,985
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,266,426
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,218,953
California State University (Systemwide); Series 2002 A, RB (INS-AMBAC) (a)	5.00%	11/01/23	5,000	5,217,750
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	430	399,724
Golden State Tobacco Securitization Corp.;
Series 2005 A, Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	5,000	4,694,350
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,664,080
Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,067,130
Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,360,860
Metropolitan Water District of Southern California; Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,675,950
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	130	126,415
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,125	1,154,137
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,321,482
San Bernadino (City of) Joint Powers Financing Authority (Central City Merged); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.75%	07/01/20	1,375	1,317,442
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	4,110	4,357,093
San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB (c)(d)(e)(h)	6.50%	05/01/12	1,200	1,230,180
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/25	775	808,387
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/26	1,550	1,603,490
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	3,360	3,524,640
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,200	2,231,840
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	6,600	4,335,144
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,094,309

				85,436,641

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—2.65%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	$4,875	$4,924,091
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	971,090
Series 2005, RB	5.00%	06/01/35	2,790	2,591,603
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/27	350	307,818
Series 2007 A, RB	5.30%	07/01/37	425	342,932
Colorado (State of) Regional Transportation District (Denver Transit Partners EAGCe P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,125,916
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,496,992
Jefferson (County of); Series 1980, Residential Mortgage RB (h)	9.00%	09/01/12	100	106,522
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. RB	5.90%	10/01/37	935	831,075
Platte River Power Authority; Series 2009 HH, Power RB	5.00%	06/01/26	1,000	1,117,450

				13,815,489

Connecticut—1.37%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	2,840	2,792,941
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,200	1,286,796
Connecticut (State of) Housing Finance Authority; Sub-series 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,605	1,635,447
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,450	1,450,972

				7,166,156

District of Columbia—2.93%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,601,072
Series 2009, Hospital RB	6.50%	10/01/29	700	772,338
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,286,720
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	775	832,660
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,575	1,648,631
Metropolitan Washington D.C. Airports Authority; Series 2002 A, RB (INS-NATL) (a)(e)	5.13%	10/01/26	5,000	5,141,050

				15,282,471

Florida—12.80%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	952,280
Series 2007, IDR	5.88%	11/15/36	1,000	806,840
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,305	1,165,430
Brevard (County of) Health Facilities Authority (Health First Inc.); Series 2001, Health Care Facilities RB (INS-NATL) (a)	5.13%	04/01/31	3,380	3,351,101
Citizens Property Insurance Corp.;
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	5,000	5,336,100
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,200	2,427,414
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	340	346,984
Florida (State of) Department of Transportation; Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	5,000	5,181,000
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,650	1,762,580
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	975	990,522
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,175	2,203,862
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	800	809,784
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	800	856,816
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Hillsborough (County of); Series 2006 A, Solid Waste & Resources Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	$2,325	$2,214,981
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital RB	5.00%	11/15/26	5,000	5,011,850
Series 2006, Ref. Hospital RB	5.00%	11/15/32	5,000	4,876,250
Miami Beach (City of); Series 2000, Stormwater RB (INS-NATL) (a)	5.25%	09/01/25	1,515	1,519,363
Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	2,700	2,707,128
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,258,188
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	660,333
Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS-NATL) (a)(e)	5.38%	10/01/25	2,000	2,024,500
Miami-Dade (County of); Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	5,000	4,986,000
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	565	566,475
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	930	872,331
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement Conv. CAB RB (f)	0.00%	05/01/35	130	87,452
Series 2010 B, Capital Improvement Conv. CAB RB (f)	0.00%	05/01/17	295	254,821
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,080,563
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,600	3,105,908
Series 2011, Ref. RB	5.00%	10/01/31	2,565	2,719,259
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	3,250	3,583,482
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	590	289,495
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (g)	5.25%	10/01/27	400	366,892
Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	500	497,965
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	885	641,253
Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	633,144
Tolomato Community Development District;
Series 2007, Special Assessment RB (i)	6.55%	05/01/27	200	114,270
Series 2007, Special Assessment RB (i)	6.65%	05/01/40	1,125	586,395

				66,849,012

Georgia—2.74%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	370	388,630
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	675	708,986
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	215,871
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	3,500	3,565,660
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,373,316
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,477,307
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,354,968
Augusta-Richmond (County of); Series 2005 B, Airport Passenger Facility Charge RB (e)	5.35%	01/01/28	1,000	937,390
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,710	1,736,077
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,033,920
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,500	1,532,955

				14,325,080

Guam—0.10%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	550	504,774
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—0.60%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	$1,000	$1,017,210
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,093,686

				3,110,896

Idaho—0.77%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	855,765
Series 2008 A, RB	6.75%	11/01/37	1,000	1,109,580
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	790	715,021
University of Idaho Regents; Series 2011, Ref. RB (c)(d)	5.25%	04/01/21	1,160	1,341,436

				4,021,802

Illinois—18.23%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	883,340
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,342,680
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial RB	5.50%	11/01/40	725	719,773
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation COP	7.46%	02/15/26	725	724,775
Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (a)(e)	5.38%	01/01/32	5,000	5,000,050
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/24	3,500	3,707,270
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,087,420
Series 2008 A, General Airport Third Lien RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,097,800
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,800	3,879,838
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	3,975	4,058,515
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,230	1,232,398
Chicago (City of) Transit Authority; Series 2011, Sales Tax RB	5.25%	12/01/36	3,795	3,952,379
Chicago (City of);
Series 2000 C, Unlimited Tax Go Bonds (INS-NATL) (a)	5.50%	01/01/40	465	466,372
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,100	3,279,056
Series 2011, Tax Increment Allocation COP	7.13%	05/01/21	410	428,725
Series 2011, Tax Increment Allocation COP	7.13%	05/01/21	610	637,859
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,905	2,020,538
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (g)(i)	5.50%	03/01/17	982	599,658
Deerfield (Village of);
Series 2011, Ref. CAB RB (f)	0.00%	10/01/31	237	58,487
Series 2011, Ref. RB	6.00%	10/01/42	451	422,222
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	451,100
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	900	925,758
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB	7.38%	07/01/25	2,060	1,895,282
Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, Hospital RB (INS-AGM) (a)	6.75%	04/15/12	375	384,135
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,198,676
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,200	2,450,514
Series 2009 A, RB (b)	5.75%	08/15/30	1,400	1,517,082
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,541,195
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,676,387
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,321,687
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	968,070
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,098,624
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	3,500	3,313,520
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,475	1,497,258
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	$1,000	$896,040
Series 2005 A, RB	6.00%	05/15/37	1,350	1,105,691
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,370	2,485,822
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	2,675	2,668,874
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,265	2,331,002
Lake Community Unit School District No. 116 Round Lake; Series 1996, Unlimited Tax GO Bonds (h)	7.60%	02/01/14	250	287,802
Peoria (County of); Series 2011, Unlimited Tax GO Bonds	5.00%	12/15/41	3,075	3,111,746
Pingree Grove (Village of) (Cambridge Lakes); Series 2005, Special Tax RB	5.25%	03/01/15	125	121,968
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,059,388
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	982	552,021
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	950	746,957
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	847	668,224
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	515	458,947
Will (County of) School District No. 161;
Series 1999, CAB Unlimited Tax GO Bonds (f)(h)	0.00%	01/01/16	675	639,799
Series 1999, CAB Unlimited Tax GO Bonds (f)(h)	0.00%	01/01/19	425	366,652
Series 1999, CAB Unlimited Tax GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/16	1,335	1,143,067
Series 1999, CAB Unlimited Tax GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/19	990	702,761

				95,185,204

Indiana—2.95%
Allen County Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (c)(h)	5.50%	01/01/12	1,000	1,014,580
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	435	435,074
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,454,096
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,589,285
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,747,920
Indiana (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,699,456
Indianapolis (City of) Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	2,000	2,060,240
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	424,725

				15,425,376

Iowa—0.22%
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,162,224
Kansas—0.74%
Cowley (County of) Unified School District No. 465 Winfield; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/22	70	74,073
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	3,500	3,786,230

				3,860,303

Kentucky—2.28%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,500	1,606,005
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	$1,225	$1,284,731
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,689,168
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,610	1,794,763
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	1,815	2,004,105
Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,498,738

				11,877,510

Louisiana—2.81%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	989	395,303
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corporation Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/19	1,675	1,676,491
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,172,321
Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,000	2,299,860
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB	5.75%	10/30/18	4,695	4,666,798
Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,000	2,068,100
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,413,985

				14,692,858

Maryland—0.94%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,323,868
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	1,700	1,721,556
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,084,244
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	761,229

				4,890,897

Massachusetts—5.18%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,389
Massachusetts (State of) Development Finance Agency (Boston Architectural Center);
Series 1998, RB (INS-ACA) (a)	6.10%	09/01/18	475	474,981
Series 1998, RB (INS-ACA) (a)	6.25%	09/01/28	1,000	915,520
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/39	353	255,396
Series 2011 A-1, RB	6.25%	11/15/46	355	251,167
Series 2011 A-2, RB	5.50%	11/15/46	38	22,774
Series 2011 B, CAB RB (f)	0.00%	11/15/56	187	917
Massachusetts (State of) Development Finance Agency (M/SBRC); Series 2002 A, RB (INS-NATL) (a)	5.13%	02/01/34	2,765	2,764,751
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	825	916,204
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	665	664,914
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,800	1,829,466
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	4,500	4,861,710
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	799,088
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	2,650	2,850,022
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	4,670	4,713,011
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	$1,200	$1,413,012
Series 2011 C, Ref. General RB	5.00%	08/01/31	2,000	2,183,280

				27,044,602

Michigan—1.55%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,715	3,186,052
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	875	950,486
Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	450,976
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS-NATL) (a)(e)	5.30%	10/01/37	105	105,016
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(e)	5.45%	12/15/32	1,500	1,500,780
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	1,905,660

				8,098,970

Minnesota—1.01%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	1,850	2,102,876
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,200	1,335,348
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,816,219

				5,254,443

Missouri—2.37%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,047
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,192,360
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. Improvement IDR	6.10%	06/01/20	1,400	1,365,630
Series 1999, Ref. Improvement IDR	6.20%	06/01/29	1,000	918,010
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,642,760
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,700	1,714,382
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	675	664,119
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Services);
Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,149,840
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	939,170
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	625	585,956
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	650,700
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,411,035

				12,394,009

Nebraska—1.27%
Omaha (City of) Public Power District;
Series 2006 A, Electric System RB (b)	5.00%	02/01/34	2,620	2,672,976
Series 2011 B, RB	5.00%	02/01/36	3,690	3,940,034

				6,613,010

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—2.88%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	$4,000	$3,840,400
Nevada (State of) (Capital Improvement & Cultural Affairs);
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/22	2,860	3,203,171
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/23	2,220	2,464,200
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	2,984,122
Reno (City of);
Series 2002, Capital Improvement RB (INS-NATL) (a)	5.13%	06/01/26	930	931,460
Series 2002, RB (INS-NATL) (a)(c)(h)	5.13%	06/01/12	1,570	1,608,763

				15,032,116

New Hampshire—0.28%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 2009, PCR (c)(d)(e)	7.13%	02/01/12	700	706,902
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	500	504,710
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Healthcare System RB	5.50%	07/01/34	250	251,150

				1,462,762

New Jersey—6.57%
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	943,920
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,650	1,684,831
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	29,790,750
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, RB	5.75%	06/15/18	1,000	1,184,130
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (INS-AGM) (a)	6.50%	01/01/16	580	692,097

				34,295,728

New Mexico—1.20%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (c)(d)	5.20%	06/01/20	1,000	1,029,560
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,139,312
Jicarilla Apache Nation; Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,578,780
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,350	1,508,760

				6,256,412

New York—15.40%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,426,937
Series 2009, PILOT RB	6.38%	07/15/43	570	591,432
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	3,000	3,090,600
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	1,000	1,092,660
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/30	1,500	1,628,295
Series 2010 D, Transportation RB	5.25%	11/15/26	2,500	2,714,675
New York (City of) Industrial Development Agency (7 World Trade Center, LLC);
Series 2005 A, Liberty RB	6.25%	03/01/15	400	400,856
Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,004,960
New York (City of) Municipal Water Finance Authority;
Series 2005 D, RB (b)	5.00%	06/15/39	2,500	2,585,750
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	8,800	9,110,112
Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	2,500	2,850,050
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	3,400	3,616,614
Sub-Series 2011 D-1, Future Tax Secured RB	5.00%	11/01/33	4,845	5,183,036

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of);
Series 1993 A-1, Sub. Unlimited Tax GO Bonds	5.75%	08/01/12	$85	$85,374
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	3,000	3,214,140
Sub-Series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	4,775	5,211,769
New York (State of) Dormitory Authority (City University System Consolidated); Series 1995 A, RB	5.63%	07/01/16	6,800	7,646,124
New York (State of) Dormitory Authority (School District Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/23	3,000	3,341,820
New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	2,220	2,434,629
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (e)	5.13%	10/01/37	1,000	1,006,890
New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	1,800	1,991,754
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,000	2,195,680
New York City Housing Development Corp.; Series 2007 E1, MFH RB (e)	5.35%	11/01/37	1,600	1,629,552
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06, Cost $636,422) (g)(i)	6.13%	02/15/19	1,000	10
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	2,050	2,144,669
Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB (b)	5.00%	10/01/35	9,900	10,203,930
Triborough Bridge & Tunnel Authority; Series 2002 A, RB (c)	5.00%	01/01/12	3,000	3,012,450

				80,414,768

North Carolina—3.19%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	4,300	4,583,413
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	677,024
North Carolina (State of) Municipal Power Agency No. 1 (Catawba-Indexed Caps); Series 1992, Ref. Electric RB (INS-NATL) (a)	6.00%	01/01/12	8,300	8,340,338
North Carolina (State of) Turnpike Authority (Monroe Connector System); Series 2011, State Appropriation RB	5.00%	07/01/36	2,870	3,069,436

				16,670,211

North Dakota—0.56%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,031,810
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	1,891,280

				2,923,090

Ohio—8.41%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	300	232,386
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.50%	10/01/19	1,825	2,168,483
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	369,352
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	930	941,262
Series 2011 A, Hospital Facilities RB	5.00%	11/15/41	1,500	1,511,085
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	800	856,472
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)	5.00%	04/01/24	1,475	1,572,011
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,079,000
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,632,443
Montgomery (County of) (Kettering Medical Center); Series 1996, RB (INS-NATL) (a)	6.25%	04/01/20	2,270	2,673,265
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,550	1,629,252
Series 2009 A, RB	6.25%	11/15/39	1,000	1,046,390
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (b)	5.13%	01/01/28	4,000	4,205,840
Series 2009 B, Hospital RB (b)	5.50%	01/01/34	1,000	1,051,080
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)	4.80%	09/01/36	8,000	7,906,880

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	$2,700	$3,031,776
Ohio (State of) Building Authority (Facilities Administration Building); Series 2002 A, RB (c)(h)	5.00%	04/01/12	1,250	1,270,250
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,585	1,600,264
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	2,000	2,084,400
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.30%	09/01/28	1,269	1,304,924
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.40%	03/01/33	1,590	1,637,684
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,384	1,444,799
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	2,375	2,661,021

				43,910,319

Oklahoma—0.05%
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (e)	8.00%	08/01/18	260	266,227

Pennsylvania—1.71%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,035,940
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	1,908,987
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	1,854,090
Sub-series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,250	1,937,745
Sub-series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,400	1,173,354
Philadelphia (City of) Industrial Development Authority (Philadelphia Airport System); Series 2001 A, Airport RB (INS-NATL) (a)(e)	5.13%	07/01/19	1,000	1,011,900

				8,922,016

Puerto Rico—2.67%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,513,635
Series 2010 CCC, Power RB	5.25%	07/01/27	2,100	2,192,043
Series 2010 XX, Power RB	5.25%	07/01/40	2,100	2,107,812
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (c)(h)	5.25%	07/01/14	65	72,291
Puerto Rico Sales Tax Financing Corp.;
First Sub-series 2010 A, RB	5.38%	08/01/39	2,000	2,062,500
First Sub-series 2010 A, RB	5.50%	08/01/42	2,300	2,400,464
First Sub-series 2010 C, RB	5.25%	08/01/41	3,500	3,574,270

				13,923,015

Rhode Island—0.24%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	1,375	1,262,635

South Carolina—2.85%
Charleston County Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB (b)	5.25%	12/01/25	1,000	1,079,450
Series 2005, RB (b)	5.25%	12/01/26	3,000	3,219,300
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	2,500	2,568,850
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,960	1,988,420
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,019,460

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/27	$725	$286,368
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	744,975
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	768,170
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	3,000	3,219,480

				14,894,473

Tennessee—2.12%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (c)(h)	8.00%	07/01/12	400	426,124
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (c)(h)	7.50%	07/01/12	4,000	4,250,120
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,190,980
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,421,685
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,650	2,802,190

				11,091,099

Texas—13.98%
Alliance (City of) Airport Authority (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,575	1,647,009
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,225	1,401,621
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,440	1,649,304
Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	670	699,038
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(e)	5.50%	11/01/31	815	815,522
Series 2002 C, Joint RB (INS-NATL) (a)(e)	5.75%	11/01/18	595	597,130
Series 2002 C, Joint RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,125	1,129,264
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,250	5,426,295
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	825	928,100
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,072,860
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	250	250,115
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.00%	11/15/36	2,750	2,850,925
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	900	955,449
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	995	1,047,208
Series 2011 D, First Lien Combined Utility System, RB	5.00%	11/15/31	1,865	2,006,609
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,320	3,402,535
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,647,216
Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,425,858
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/32	1,100	970,365
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(d)	5.60%	03/01/14	1,250	1,289,950
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500	1,600,215
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (a)	5.25%	08/15/32	2,400	2,430,888

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	$1,000	$1,078,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,111,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,381,325
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	2,985,945
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,550	1,635,498
Series 2011 A, Specials System RB	5.50%	09/01/36	2,895	3,143,912
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	954,100
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	503,712
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,141,895
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	450	393,012
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,200	1,200,108
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,300	3,610,299
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/38	5,750	6,275,320
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB	4.55%	04/01/12	1,000	1,005,030
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (f)(h)	0.00%	09/01/15	80	76,911
Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	100	101,002
Texas A&M University; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,776,300
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,660,344
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,000	2,707,590

				72,985,959

Utah—0.13%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	800	700,504

Vermont—0.16%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	815,050

Virgin Islands—0.35%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,775	1,809,808

Virginia—1.02%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	750,021
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB	5.50%	06/01/26	2,590	2,862,157
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,637	1,696,767

				5,308,945

Washington—2.36%
Bellevue Convention Center Authority; Series 1994, Ref. CAB RB (INS-NATL) (a)(f)	0.00%	02/01/24	5,000	2,947,550
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,525	1,701,092
Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	1,350	1,144,408
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Tax GO Bonds	5.00%	06/01/33	1,500	1,609,635
Washington (State of) Health Care Facilities Authority (Catholic Health); Series 2011 A, RB	5.00%	02/01/41	2,325	2,319,513
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,025	1,096,278

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (g)	6.00%	01/01/27	$1,545	$1,500,180

				12,318,656

West Virginia—1.47%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	3,500	3,433,465
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	995,170
Series 2008, RB	6.25%	10/01/23	1,100	1,093,983
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,097,842
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,047,407

				7,667,867

Wisconsin—2.49%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	450	470,007
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	410	414,272
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,000	1,103,570
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System Corporation); Series 1999, RB (INS-AMBAC) (a)	5.50%	08/15/25	5,000	5,002,400
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,410,183
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.38%	09/01/23	2,545	2,663,419
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	755	777,982
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,140,654

				12,982,487

Wyoming—0.44%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB	5.60%	12/01/35	1,000	995,160
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR (e)	5.25%	07/15/26	1,200	1,304,160

				2,299,320

TOTAL INVESTMENTS(j)—158.22% (Cost $805,733,162)				825,993,791

FLOATING RATE NOTE OBLIGATIONS—(19.71)%
Notes with interest rates ranging from 0.14% to 0.31% at 11/30/11 and contractual maturities of collateral ranging from 06/01/22 to 10/01/41 (See Note 1E)(k)				(102,900,000)

OTHER ASSETS LESS LIABILITIES—1.95%				10,203,875

PREFERRED SHARES—(40.46)%				(211,250,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$522,047,666

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SFH	—	Single-Family Housing
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $5,094,625, which represented 0.98% of the Trust’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $2,722,600, which represented 0.52% of the Trust’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	9.9%
Assured Guaranty Municipal Corp.	6.7
Assured Guaranty Corp.	6.6

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $181,440,137 are held by Dealer Trusts and serve as collateral for the $102,900,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Municipal Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Municipal Trust

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$825,993,791	$—	$825,993,791
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $98,640,293 and $79,160,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,489,797
Aggregate unrealized (depreciation) of investment securities	(21,144,879)

Net unrealized appreciation of investment securities	$21,344,918

Cost of investments for tax purposes is $804,648,873.
Invesco Van Kampen Municipal Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Municipal Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date: January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.